Consolidated Statements Of Equity (Parenthetical) (USD $) In Millions, except Per Share data	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Consolidated Statements Of Equity [Abstract]
Cash dividends	$ 1.38	$ 1.34	$ 1.32
Tax effect of adoption of ASC 715 measurement date provision			$ 7
Tax effect of pension and postretirement	47	(6)	334
Tax effect of cash flow hedges and other	$ 60	$ (16)	$ (29)